Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables.
Schedule of trade receivable

As at December 31:	2022	2021
Trade receivables, gross amount	$3,845	$4,300
Less: Allowance for expected credit losses	(16)	(136)
Trade receivables, net amount	$3,829	$4,164

Schedule of movement in the loss allowance

Equal to lifetime expected credit Losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2021	$48
Additions for the year	124
Charge-off for the year	(32)
Exchange effect	(4)
Loss allowance: as at December 31, 2021	136
Additions for the year	2
Charge-off for the year	(121)
Exchange effect	(1)
Loss allowance: as at December 31, 2022	$16